Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.9%
	CONSUMER DISCRETIONARY — 17.9%
1,842	Amazon.com, Inc.*	$5,699,295
54,631	Comcast Corp. - Class A	2,956,083
6,089	Dollar General Corp.	1,233,753
27,326	General Motors Co.	1,570,152
8,213	Home Depot, Inc.	2,507,018
22,261	Marriott International, Inc. - Class A	3,297,077
3,010	O'Reilly Automotive, Inc.*	1,526,823
13,780	Walt Disney Co.*	2,542,686
		21,332,887
	CONSUMER STAPLES — 4.2%
4,825	Costco Wholesale Corp.	1,700,716
6,502	Estee Lauder Cos., Inc. - Class A	1,891,106
10,495	PepsiCo, Inc.	1,484,518
		5,076,340
	ENERGY — 1.8%
26,116	Phillips 66	2,129,498
	FINANCIALS — 12.2%
14,488	Ameriprise Financial, Inc.	3,367,735
77,304	Bank of America Corp.	2,990,892
13,656	Chubb Ltd.[1]	2,157,238
20,804	Intercontinental Exchange, Inc.	2,323,391
24,212	JPMorgan Chase & Co.	3,685,793
		14,525,049
	HEALTH CARE — 15.8%
18,006	Abbott Laboratories	2,157,839
37,786	Adaptive Biotechnologies Corp.*	1,521,264
7,759	Becton, Dickinson and Co.	1,886,601
6,522	Bio-Techne Corp.	2,490,947
20,563	Bristol-Myers Squibb Co.	1,298,142
15,883	Catalent, Inc.*	1,672,639
10,075	Cigna Corp.	2,435,531
10,742	Guardant Health, Inc.*	1,639,766
4,632	Teleflex, Inc.	1,924,411
4,041	Thermo Fisher Scientific, Inc.	1,844,232
		18,871,372

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 9.9%
22,089	AMETEK, Inc.	$2,821,428
11,732	Chart Industries, Inc.*	1,670,050
9,938	Honeywell International, Inc.	2,157,242
12,783	Norfolk Southern Corp.	3,432,491
10,921	Trane Technologies PLC	1,808,081
		11,889,292
	MATERIALS — 2.6%
10,900	Avery Dennison Corp.	2,001,785
13,635	Ball Corp.	1,155,430
		3,157,215
	REAL ESTATE — 2.0%
6,474	Alexandria Real Estate Equities, Inc. - REIT	1,063,678
12,350	Prologis, Inc.	1,309,100
		2,372,778
	TECHNOLOGY — 30.7%
2,790	Adobe, Inc.*	1,326,282
2,790	Alphabet, Inc. - Class A*	5,754,431
57,153	Apple, Inc.	6,981,239
6,398	Broadcom, Inc.	2,966,497
16,989	Fidelity National Information Services, Inc.	2,388,823
12,900	Microchip Technology, Inc.	2,002,338
32,899	Microsoft Corp.	7,756,597
2,680	NVIDIA Corp.	1,430,933
7,636	PayPal Holdings, Inc.*	1,854,326
11,223	Skyworks Solutions, Inc.	2,059,196
9,986	Visa, Inc. - Class A	2,114,336
		36,634,998
	UTILITIES — 1.8%
5,464	American Water Works Co., Inc.	819,163
17,649	NextEra Energy, Inc.	1,334,441
		2,153,604
	Total Common Stocks
	(Cost $93,575,404)	118,143,033

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.0%
$1,124,981	UMB Money Market Fiduciary, 0.01%[2]	$1,124,981
	Total Short-Term Investments
	(Cost $1,124,981)	1,124,981
	TOTAL INVESTMENTS — 99.9%
	(Cost $94,700,385)	119,268,014
	Other Assets in Excess of Liabilities — 0.1%	176,053
	TOTAL NET ASSETS — 100.0%	$119,444,067

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.